INVESTMENT IN AN ASSOCIATE (Schedule of Financial Information for Investment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Disclosure of associates [line items]
(Loss) income from investments		$ 170,039	$ 163,471
General and administrative expense		(18,685)	(16,818)
Other income		2,016	748
Net income		58,896	55,498
New Pacific Metals Corp ("NUAG") [Member]
Disclosure of associates [line items]
(Loss) income from investments	[1]	(976)	3,999
General and administrative expense	[1]	(2,527)	(1,197)
Foreign exchange (loss) gain	[1]	(358)	388
Impairment charge	[1]		(2,933)
Other income	[1]	372	100
Net income (loss) of associate	[1]	(3,489)	357
Adjustments to net income (loss) of associate	[1]	760	1,391
Net income	[1]	(2,729)	1,748
Company's share of net income (loss)	[1]	$ (700)	$ 282

[1]	NUAG's fiscal year-end is on June 30. NUAG's quarterly financial results were used to compile the financial information that matched with the Company's year-end on March 31.